SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH LISTED FUND:

                                -----------------

                             DWS Communications Fund

                            DWS Equity Partners Fund

Each fund's Board has approved the termination of Alex. Brown Investment Management ("ABIM") as each fund's subadvisor. Effective March 15, 2008, Deutsche Investment Management Americas Inc. (the "Advisor") will assume all day-to-day responsibilities that were previously delegated to ABIM.


The following information supplements "The Fund's Main Investment Strategy" section of each fund's prospectuses:

Other Investments. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The fund may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the fund may use futures and options. To the extent the fund invests in foreign securities, the fund may enter into forward currency exchange contracts and buy and sell currency options to hedge against currency exchange rate fluctuations.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

March 7, 2008
DMF-3664

The following information supplements "The Main Risks of Investing in the Fund" section of each fund's prospectuses:

Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

The following information revises "The Fund's Main Investment Strategy" and "The Main Risks of Investing in the Fund" sections of each fund's prospectuses.

Where applicable all references to "Advisors" are replaced with "Advisor."



                                       2
March 7, 2008
DMF-3664

The following information replaces similar disclosure in "The Fund's Performance History" section of DWS Communications Fund's Class A, B, and C prospectus.

DWS Communications Fund

Average Annual Total Returns (%) as of 12/31/2007 (Fund returns include the effects of maximum sales loads.)


--------------------------------------------------------------------------------
                                         1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     -6.23          14.21         3.91
--------------------------------------------------------------------------------
  Return after Taxes on                   -6.23          14.21         3.33
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  -4.05*          12.50        3.36*
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)             -4.26          14.44         3.67
--------------------------------------------------------------------------------
Class C (Return before Taxes)             -1.29          14.56         3.68
--------------------------------------------------------------------------------
MSCI World Index (reflects no              9.04          16.96         7.00
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
MSCI World Telecom Services Index         22.28          17.02        n/a**
(reflects no deductions for fees,
expenses or taxes)
--------------------------------------------------------------------------------
S&P 500 Index (reflects no                 5.49          12.83         5.91
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------

MSCI World Index is an unmanaged capitalization-weighted measure of stock markets around the world, including North America, Europe, Australia and Asia.

MSCI World Telecom Services Index is an unmanaged index that tracks telecom securities from around the world.

Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Total returns would have been lower if operating expenses hadn't been reduced.

On March 13, 2008, the MSCI World Index will replace the S&P 500 as the fund's primary benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

**  Index began on 12/31/1998.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.


March 7, 2008
DMF-3664

The following information replaces similar disclosure in "The Fund's Performance History" section of DWS Communications Fund's Institutional Class prospectus.

DWS Communications Fund

Annual Total Returns (%) as of 12/31/2007


--------------------------------------------------------------------------------
                                          1 Year      5 Years   Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                      -0.21       15.93          3.00
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      -0.21       15.93          2.40
--------------------------------------------------------------------------------
  Return after Taxes on Distributions    -0.14**       14.05        2.54**
  and Sale of Fund Shares
--------------------------------------------------------------------------------
MSCI World Index (reflects no               9.04       16.96          5.86
deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------
MSCI World Telecom Services Index          22.28       17.02         n/a***
(reflects no deductions for fees,
expenses or taxes)
--------------------------------------------------------------------------------
S&P 500 Index (reflects no deductions       5.49       12.83          4.82
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

On March 13, 2008, the MSCI World Index will replace the S&P 500 as the fund's primary benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

*   Since June 4, 1998. Index comparison begins on May 31, 1998.

** Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

*** Index began on 12/31/1998.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.


                                       4

March 7, 2008
DMF-3664

The following information revises the "Who Manages and Oversees the Fund" section of each fund's prospectuses. The subadvisor relationship with ABIM has been terminated; all references to ABIM are not applicable. The Advisor has assumed all day-to day responsibilities previously performed by ABIM.

The following information replaces similar disclosure in the "Portfolio management" section of DWS Communications Fund's prospectuses:

The following person handles the day-to-day management of the fund.

  Ralf Oberbannscheidt
  Lead Portfolio Manager and Director of    o  Previous positions include
  Deutsche Asset Management.                   portfolio management at SEB
  o  Lead Portfolio Manager for The            Enskilda, Luxembourg and various
     European Equity Fund, Inc., The New       roles at Dresdner Bank AG,
     Germany Fund, Inc. and The Central        Germany.
     Europe and Russia Fund, Inc.           o  Masters Degree in International
  o  Co-lead portfolio manager for             Business and Emerging Markets,
     Global Agribusiness Fund and global       University of Trier, Germany/
     equity analyst for Technology and         University of Stirling,
     Telecoms sectors and Global               Scotland; Masters in
     (Telecom) sector coordinator: New         International Finance, Monterey
     York.                                     Institute of International
  o  Joined Deutsche Asset Management in       Studies.
     1999, having served as senior
     portfolio manager for Global
     Equities and Global Sector head for
     Telecommunication.


                                       5

March 7, 2008
DMF-3664

The following information replaces similar disclosure in the "Portfolio management" section of DWS Equity Partners Fund's prospectuses:

The following persons handle the day-to-day management of the fund.

  David F. Hone, CFA                       Thomas Schuessler, PhD
  Director of Deutsche Asset Management    Director of Deutsche Asset
  and Lead Portfolio Manager of the        Management and consultant to the
  fund.                                    fund.
  o  Large-Cap Value portfolio manager     o  Portfolio Manager, Value Equity,
     since 2001; lead portfolio manager       including US Large Cap Value:
     for US Equity Income Fund strategy       Frankfurt. Joined Deutsche Asset
     since 2003: New York.                    Management in 1996; moved to DWS
  o  Joined Deutsche Asset Management         in 2001, initially responsible
     in 1996; has served Deutsche Asset       for technology.
     Management as an analyst for          o  Prior bank experience includes
     sectors including consumer               Executive Assistant to Dr. Josef
     cyclical, consumer staples and           Ackermann, CEO of Deutsche Bank,
     financials, after 8 years                and, from 1996 to 1999,
     of experience as an analyst at           information technology project
     Chubb & Son.                             manager.
  o  BA from Villanova University.         o  PhD, University of Heidelberg,
                                              studies in physics and economics
                                              at University of Heidelberg and
                                              University of Utah.







               Please Retain This Supplement for Future Reference


                                       6
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